UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08560
GAMCO International Growth Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
GAMCO International Growth Fund, Inc.
First Quarter Report
March 31, 2010
Caesar Bryan
To Our Shareholders,
     For the quarter ended March 31, 2010, the net asset value (“NAV”) per share of the GAMCO International Growth Fund’s (the “Fund”) Class AAA Shares rose 4.07% versus increases in the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and the Far East (“EAFE”) Index and the Lipper International Multi-Cap Growth Fund Average of 0.87% and 2.94%, respectively.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

											Since
											Inception
	Quarter		1 Year		3 Year		5 Year		10 Year		(6/30/95)
GAMCO International Growth Fund Class AAA	4.07%		58.08%		(4.13)%		4.39%		(0.09)%		7.03%
MSCI EAFE Index	0.87		54.44		(7.02)		3.75		1.27		4.88
Lipper International Multi-Cap Growth Fund Average	2.94		61.17		(5.46)		5.42		0.91		8.69
Class A	4.07		58.00		(4.04)		4.44		0.08		7.15
	(1.92	)(b)	48.91	(b)	(5.92	)(b)	3.21	(b)	(0.51	)(b)	6.72 (b)
Class B	3.84		56.79		(4.89)		3.58		(0.79)		6.52
	(1.16	)(c)	51.79	(c)	(5.85	)(c)	3.23	(c)	(0.79)		6.52
Class C	3.90		56.94		(4.85)		3.62		(0.86)		6.47
	2.90	(d)	55.94	(d)	(4.85)		3.62		(0.86)		6.47
Class I	4.13		58.47		(3.94)		4.51		(0.03)		7.07
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 2.44%, 2.44%, 3.19%, 3.19%, and 2.19%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on July 25, 2001, January 17, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, one year, three year, and five year periods of 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO International Growth Fund, Inc.
Schedule of Investments — March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 100.0%
	MATERIALS — 19.5%
20,930	Anglo American plc†	$912,817
10,000	BHP Billiton Ltd.	400,003
20,000	CRH plc, Dublin	499,473
30,000	Harmony Gold Mining Co. Ltd.	283,371
10,000	Impala Platinum Holdings Ltd.	293,805
5,000	Newcrest Mining Ltd.	150,586
19,825	Rio Tinto plc	1,174,795
1,500	Syngenta AG	416,540
50,000	Tokai Carbon Co. Ltd.	290,940
73,500	Xstrata plc†	1,392,527

	TOTAL MATERIALS	5,814,857

	CONSUMER STAPLES — 16.9%
20,728	British American Tobacco plc	714,493
13,000	Coca-Cola Hellenic Bottling Co. SA	350,469
4,500	Danone	271,077
40,000	Diageo plc	671,341
6,600	Dr. Pepper Snapple Group Inc.	232,122
5,000	Heineken NV	256,963
100	Japan Tobacco Inc.	372,232
10,000	Nestlé SA	512,140
7,558	Pernod-Ricard SA	641,794
50,000	Tesco plc	330,397
6,000	Wesfarmers Ltd.	175,032
20,000	Woolworths Ltd.	513,884

	TOTAL CONSUMER STAPLES	5,041,944

	HEALTH CARE — 14.6%
6,126	AstraZeneca plc	272,932
5,000	Bayer AG	338,205
4,500	Cochlear Ltd.	300,787
18,140	GlaxoSmithKline plc	348,359
12,000	Novartis AG	648,141
5,500	Roche Holding AG	891,976
4,000	Sanofi-Aventis	298,171
30,000	Smith & Nephew plc	298,871
2,500	Synthes Inc.	312,026
5,000	Takeda Pharmaceutical Co. Ltd.	220,077
7,000	TSUMURA & Co.	203,284
3,000	William Demant Holding A/S†	212,272

	TOTAL HEALTH CARE	4,345,101

	INDUSTRIALS — 12.7%
2,000	Bouygues SA	100,543
80,000	China Merchants Holdings (International) Co. Ltd.	294,684
12,000	CNH Global NV†	369,000
25,000	Downer EDI Ltd.	173,436
16,000	Experian plc	157,455
6,400	Fanuc Ltd.	679,089
20,000	Jardine Matheson Holdings Ltd.	666,000
10,000	Komatsu Ltd.	209,648
15,000	Mitsui & Co. Ltd.	252,059
6,000	Secom Co. Ltd.	262,488
700,000	Sinotrans Ltd., Cl. H	193,837
3,000	SMC Corp.	407,209

	TOTAL INDUSTRIALS	3,765,448

	ENERGY — 11.1%
15,000	BG Group plc	259,606
10,000	Galp Energia SGPS SA, Cl. B	173,695
13,000	Imperial Oil Ltd.	502,132
20,000	Petroleo Brasileiro SA, ADR	889,800
22,000	Saipem SpA	851,320
5,000	Statoil ASA, ADR	116,650
4,000	Technip SA	325,238
10,000	Tullow Oil plc	189,687

	TOTAL ENERGY	3,308,128

	CONSUMER DISCRETIONARY — 9.1%
6,500	Christian Dior SA	693,387
21,000	Compagnie Financiere Richemont SA, Cl. A	813,192
5,000	Hennes & Mauritz AB, Cl. B	324,835
4,000	Naspers Ltd., Cl. N	173,812
12,000	The Swatch Group AG	713,581

	TOTAL CONSUMER DISCRETIONARY	2,718,807

	FINANCIALS — 8.0%
1,000	Allianz SE	125,382
50,000	AXA Asia Pacific Holdings Ltd.	289,977
40,000	Cheung Kong (Holdings) Ltd.	515,182
40,000	Hongkong Land Holdings Ltd.	202,800
10,000	Kinnevik Investment AB, Cl. B	184,195
12,000	Schroders plc	256,214
12,000	Standard Chartered plc	327,324
40,000	Swire Pacific Ltd., Cl. A	481,180

	TOTAL FINANCIALS	2,382,254

	INFORMATION TECHNOLOGY — 7.2%
16,000	Canon Inc.	741,042
8,000	Hoya Corp.	219,831
3,400	Keyence Corp.	812,451
600	Yahoo! Japan Corp.	218,526
6,000	Yamatake Corp.	140,293

	TOTAL INFORMATION TECHNOLOGY	2,132,143

	TELECOMMUNICATION SERVICES — 0.9%
50,150	Orascom Telecom Holding SAE, GDR	256,768

	TOTAL COMMON STOCKS	29,765,450

See accompanying notes to schedule of investments.

2

GAMCO International Growth Fund, Inc.
Schedule of Investments (Continued) — March 31, 2010 (Unaudited)

Market
Value
TOTAL INVESTMENTS — 100.0% (Cost $23,685,817)	$29,765,450

Aggregate book cost	$23,685,817

Gross unrealized appreciation	$7,510,947
Gross unrealized depreciation	(1,431,314)

Net unrealized appreciation/depreciation	$6,079,633

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	58.6%	$17,435,057
Japan	16.9	5,029,169
Asia/Pacific	14.6	4,357,390
North America	3.5	1,046,279
Latin America	3.0	889,800
South Africa	2.5	750,987
Africa/Middle East	0.9	256,768

	100.0%	$29,765,450

†	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

3

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 1 – Quoted Prices*	$29,765,450

*	Portfolio holdings designated in Level 1 are disclosed individually in the Schedule of Investments.

4

GAMCO International Growth Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The market value of Level 2 investments at December 31, 2009 was $26,212,625. $24,946,504 was transferred out of Level 2 at March 31, 2010 as a result of not using third-party vendor modeling tools to reflect lack of significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.
There were no Level 3 investments held at March 31, 2010 or December 31, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $40,219, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

5

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)
Co-Portfolio Managers: Susan M. Byrne
Mark Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara Marcin, CFA
SPECIALTY EQUITY
GAMCO Global Convertible Securities Fund
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Team Managed
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages,organic living,and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)
Co-Portfolio Managers: Christopher C. Desmarais
John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Team Managed
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Manager: Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)
Co-Portfolio Managers: Judith A. Raneri
Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

GAMCO International Growth Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Werner J. Roeder, MD
Chairman and Chief	Medical Director
Executive Officer	Lawrence Hospital
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman Zizza &
Co., Ltd.
Officers and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Agnes Mullady
Chief Compliance Officer	Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB009Q110SR
GAMCO
GAMCO
International
Growth
Fund,
Inc.
FIRST QUARTER REPORT
MARCH 31, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.